Segment information - Percent of revenue by geographical location (Details) - Geographic Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Europe
Segment Reporting Information [Line Items]
Concentration percentage	70.00%	68.00%
Americas
Segment Reporting Information [Line Items]
Concentration percentage	13.00%	17.00%
Asia
Segment Reporting Information [Line Items]
Concentration percentage	9.00%	8.00%
Other
Segment Reporting Information [Line Items]
Concentration percentage	8.00%	7.00%